UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended December 31, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Echo Street Capital Management LLC

Address:    375 Park Avenue, Suite #3704
            New York, New York  10152

13F File Number:  028-11835

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      David Elias
Title:     Chief Compliance Officer
Phone:     (212) 647-8126


Signature, Place and Date of Signing:

/s/ David Elias                 New York, New York          February 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                  NONE

Form 13F Information Table Entry Total:             42

Form 13F Information Table Value Total:             $198,978
                                                   (thousands)


List of Other Included Managers:   None

                                           FORM 13F INFORMATION TABLE
                                       Echo Street Capital Management LLC
                                                December 31, 2011


COLUMN 1                      COLUMN  2         COLUMN 3     COLUMN 4       COLUMN 5      COLUMN 6   COLUMN 7      COLUMN 8

                              TITLE                          VALUE     SHRS OR SH/ PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                OF CLASS          CUSIP       (X$1000)   PRN AMT PRN CALL  DISCRETION  MANAGERS   SOLE    SHARED  NONE
--------------               ---------         ------      ---------  ----------------- ----------- ---------  -----   ------- -----

ADVANCE AUTO PARTS INC        COM               00751Y106    6,312      90,652 SH          SOLE       NONE       90,652
AMERICAN TOWER CORP           CL A              029912201    3,214      53,562 SH          SOLE       NONE       53,562
ASPEN INSURANCE HOLDINGS LTD  SHS               G05384105    2,574      97,121 SH          SOLE       NONE       97,121
AUTOZONE INC                  COM               053332102    7,535      23,187 SH          SOLE       NONE       23,187
AXIS CAPITAL HOLDINGS         SHS               G0692U109    1,154      36,101 SH          SOLE       NONE       36,101
BALL CORP                     COM               058498106    2,889      80,896 SH          SOLE       NONE       80,896
CANADIAN PAC RY LTD           COM               13645T100    3,334      49,271 SH          SOLE       NONE       49,271
CHRISTOPHER & BANKS CORP      COM               171046105    1,153     492,651 SH          SOLE       NONE      492,651
CINEMARK HOLDINGS INC         COM               17243V102    3,517     190,188 SH          SOLE       NONE      190,188
COPART INC                    COM               217204106    6,930     144,714 SH          SOLE       NONE      144,714
CORRECTIONS CORP AMER NEW     COM NEW           22025Y407   10,887     534,479 SH          SOLE       NONE      534,479
CROWN CASTLE INTL CORP        COM               228227104   11,841     264,318 SH          SOLE       NONE      264,318
CROWN HOLDINGS INC            COM               228368106    5,851     174,232 SH          SOLE       NONE      174,232
ENDURANCE SPECIALTY HLDGS LT  SHS               G30397106    3,733      97,597 SH          SOLE       NONE       97,597
ENTERTAINMENT PPTYS TR        PFD C CNV 5.75%   29380T402      508      26,453 SH          SOLE       NONE       26,453
ENTERTAINMENT PPTYS TR        CONV PFD 9% SR E  29380T600    6,682     249,987 SH          SOLE       NONE      249,987
EQUINIX INC                   COM NEW           29444U502    5,116      50,453 SH          SOLE       NONE       50,453
EQUITY LIFESTYLE PPTYS INC    COM               29472R108    4,180      62,678 SH          SOLE       NONE       62,678
EVEREST RE GROUP LTD          COM               G3223R108    3,832      45,574 SH          SOLE       NONE       45,574
FELCOR LODGING TR INC         PFD CV A $1.95    31430F200    3,539     159,762 SH          SOLE       NONE      159,762
FISERV INC                    COM               337738108   10,334     175,921 SH          SOLE       NONE      175,921
GOOGLE INC                    CL A              38259P508    7,128      11,035 SH          SOLE       NONE       11,035
HILLTOP HOLDINGS INC          COM               432748101      678      80,181 SH          SOLE       NONE       80,181
HOME DEPOT INC                COM               437076102    5,250     124,885 SH          SOLE       NONE      124,885
INGRAM MICRO INC              CL A              457153104    1,506      82,800 SH          SOLE       NONE       82,800
INTERCONTINENTAL HTLS GRP PL  SPONS ADR NEW     45857P301   14,302     795,005 SH          SOLE       NONE      795,005
LKQ CORP                      COM               501889208   11,034     366,832 SH          SOLE       NONE      366,832
LOWES COS INC                 COM               548661107    2,493      98,246 SH          SOLE       NONE       98,246
MI DEVS INC                   COM               55304X104    1,519      47,514 SH          SOLE       NONE       47,514
MICROSOFT CORP                COM               594918104    2,690     103,602 SH          SOLE       NONE      103,602
MID-AMER APT CMNTYS INC       COM               59522J103   14,081     225,112 SH          SOLE       NONE      225,112
O REILLY AUTOMOTIVE INC NEW   COM               67103H107    4,957      61,997 SH          SOLE       NONE       61,997
ORACLE CORP                   COM               68389X105    4,504     175,589 SH          SOLE       NONE      175,589
PARTNERRE LTD                 COM               G6852T105      658      10,246 SH          SOLE       NONE       10,246
PEPSICO INC                   COM               713448108    2,586      38,977 SH          SOLE       NONE       38,977
PLATINUM UNDERWRITER HLDGS L  COM               G7127P100      945      27,691 SH          SOLE       NONE       27,691
PS BUSINESS PKS INC CALIF     COM               69360J107    2,978      53,734 SH          SOLE       NONE       53,734
ROWAN COS INC                 COM               779382100    2,686      88,552 SH          SOLE       NONE       88,552
SIMON PPTY GROUP INC NEW      COM               828806109    1,525      11,826 SH          SOLE       NONE       11,826
SONIC AUTOMOTIVE INC          CL A              83545G102      545      36,801 SH          SOLE       NONE       36,801
VALSPAR CORP                  COM               920355104    3,226      82,773 SH          SOLE       NONE       82,773
WELLS FARGO & CO NEW          COM               949746101    8,572     311,022 SH          SOLE       NONE      311,022


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